Financial Risk Management	12 Months Ended
Jun. 30, 2025
Financial Risk Management [Abstract]
Financial risk management

10 Financial risk management

This note explains the group’s exposure to financial risks and how these risks could affect the group’s future financial performance.

The group’s risk management is predominantly controlled by the board. The board monitors the group’s financial risk management policies and exposures and approves substantial financial transactions. It also reviews the effectiveness of internal controls relating to market risk, credit risk and liquidity risk.

(a) Market risk

(i) Foreign exchange risk

The group undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk through foreign exchange rate fluctuations.

Foreign exchange rate risk arises from financial assets and financial liabilities denominated in a currency that is not the group’s functional currency. Exposure to foreign currency risk may result in the fair value of future cash flows of a financial instrument fluctuating due to the movement in foreign exchange rates of currencies in which the group holds financial instruments which are other than the Australian dollar (AUD) functional currency of the group. This risk is measured using sensitivity analysis and cash flow forecasting. The cost of hedging at this time outweighs any benefits that may be obtained.

Exposure

The group’s exposure to foreign currency risk at the end of the reporting year and period, respectively, expressed in Australian dollar, was as follows:

	30 June 2025			30 June 2024
	USD $	EUR $	GBP $	USD $	EUR $	GBP $
Cash and cash equivalents	2,994,099	-	-	81,994	-	-
Trade payables	5,482,682	57,987	231,930	4,797,514	239,562	265,561
Total exposure	8,476,781	57,987	231,930	4,879,508	239,562	265,561

Sensitivity

As shown in the table above, the group is primarily exposed to changes in (United States dollar) USD/AUD exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from USD denominated financial instruments.

The group has conducted a sensitivity analysis of its exposure to foreign currency risk. The group is currently materially exposed to the USD. The sensitivity analysis is conducted on a currency-by-currency basis using the sensitivity analysis variable, which is based on the average annual movement in exchange rates over the past five years at year-end spot rates. The variable for each currency the group is materially exposed to is listed below:

●	USD: 4.6% (2024: 4.8%)

●	EUR: 5.3% (2024: 3.5%)

●	GBP: 4.8% (2024: 3.1%)

	Impact on post-tax loss		Impact on other components of equity
	2025 $	2024 $	2025 $	2024 $
USD/AUD exchange rate - change by 4.6% (2024: 4.8%)*	389,932	234,216	-	-
EUR/AUD exchange rate - change by 5.3% (2024: 3.5%)*	3,073	8,385	-	-
GBP/AUD exchange rate - change by 4.8% (2024: 3.1%)*	11,133	8,232	-	-

*	Holding all other variables constant

Profit is more sensitive to movements in the AUD/USD exchange rates in 2025 than 2024 because of the increased amount of USD denominated cash and cash equivalents. The group’s exposure to other foreign exchange movements is not material.

(ii) Cash flow and fair value interest rate risk

The group’s main interest rate risk arises from cash and cash equivalents held, which expose the group to cash flow interest rate risk. During 2025 and 2024, the group’s cash and cash equivalents at variable rates were denominated in Australian dollars.

The group’s exposure to interest rate risk at the end of the reporting year and period, respectively, expressed in Australian dollars, was as follows:

	30 June 2025 $	30 June 2024 $
Financial instruments with cash flow risk
Cash and cash equivalents	29,116,835	18,575,040
Other financial assets	-	40,000
	29,116,835	18,615,040

Sensitivity

The group’s exposure to interest rate risk at the end of the reporting year and period, respectively, expressed in Australian dollars, was as follows:

	Impact on post-tax loss		Impact on other components of equity
	2025 $	2024 $	2025 $	2024 $
Interest rates - change by 609 basis points (2024: 467 basis points)*	1,772,766	869,322	-	-

*	Holding all other variables constant

The use of 6.09 percent (2024: 4.67 percent) was determined based on analysis of the Reserve Bank of Australia cash rate change, on an absolute value basis, at 30 June 2025 and the previous four balance dates. The average cash rate at these balance dates was 2.62 percent (2024: 1.90 percent). The average change to the cash rate between balance dates was 232.74 percent (2024: 246.53 percent). By multiplying these two values, the interest rate risk was derived.

(b) Credit risk

Exposure to credit risk relating to financial assets arises from the potential non-performance by counterparties of contract obligations that could lead to a financial loss to the group.

There has been an increase in the group’s exposure to credit risk in 2025 due to increased cash and cash equivalents. The group’s exposure to other classes of financial assets with credit risk is not material.

(i) Risk management

Risk is minimized through investing cash and cash equivalents in financial institutions that maintain a high credit rating.

(ii) Impairment of financial assets

Cash and cash equivalents are also subject to the impairment requirements of IFRS 9, and there was no identifiable impairment loss effecting cash and cash equivalents during the year. For more information refer to note 6(b)(viii).

(c) Liquidity risk

Liquidity risk arises from the possibility that the group might encounter difficulty in settling its debts or otherwise meeting its obligations related to financial liabilities. The group manages this risk through the following mechanisms:

●	preparing forward looking cash flow analyses in relation to its operating, investing and financing activities;

●	obtaining funding from a variety of sources;

●	maintaining a reputable credit profile;

●	managing credit risk related to financial assets;

●	investing cash and cash equivalents and deposits at call with major financial institutions; and

●	comparing the maturity profile of financial liabilities with the realization profile of financial assets.

(i) Maturities of financial liabilities

The tables below analyze the group’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities of financial liabilities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount liabilities
At 30 June 2025	$	$	$	$	$	$	$
Trade payables	9,340,993	-	-	-	-	9,340,993	9,340,993
Other financial liabilities	1,363,259	2,058,078	8,039,178	11,585,395	9,052,414	32,098,324	32,098,324
Total non-derivatives	10,704,252	2,058,078	8,039,178	11,585,395	9,052,414	41,439,317	41,439,317

At 30 June 2024

Trade payables	10,856,793	-	-	-	-	10,856,793	10,856,793
Other financial liabilities	3,865,546	-	12,930,425	7,086,496	9,544,011	33,426,478	33,426,478
Total	14,722,339	-	12,930,425	7,086,496	9,544,011	44,283,271	44,283,271

There is a portion of other financial liabilities that is payable in shares. Refer to note 5(d) for further information.